RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

26RELATED PARTY TRANSACTIONS

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Company entered into the following material related party transactions.

In 2015, 2016 and 2017, the related parties of the Company are as follows:

Name of party	Relationship

William Wei Huang (Mr. Huang)	Director and CEO of the Company
STT GDC	Principal ordinary shareholder of the Company
Global Data Solutions Ltd.	Principal ordinary shareholder of the Company
SBCVC Holdings Limited (“SBCVC”)	Principal ordinary shareholder of the Company

(a)Major transactions with related parties

		Years ended December 31,
		2015	2016	2017

Preference dividends
STT GDC	(i)	—	223,225	—
SBCVC		—	109,665	—
Other non-principal preferred shareholders		—	10,406	—

		—	343,296	—

Loan from a related party	(ii)	64,936	—	—

Repayment of a related party loan	(ii)	—	65,474	—

Convertible bonds from a related party	(ii)	—	327,580	—

Conversion of convertible bonds from a related party	(ii)	—	—	366,958

Interest expenses
STT GDC	(ii)	2,579	32,245	30,078

(b)Balances with related parties

As of December 31, 2016 and 2017, the Company did not have any significant balances with related parties.

Note (i):

Upon completion of the IPO on November 7, 2016, the Company paid the preference dividend in an aggregate amount of US$50,812 (RMB343,296), of which US$11,449 (RMB76,502) was paid in cash and US$39,363 (RMB266,794) was paid by issuing an aggregate 31,490,164 ordinary shares to the holders of the preferred shares based on the initial public offering price of US$10.00 per ADS, or US$1.25 per ordinary share.

Note (ii):	During the year ended December 31, 2015, the Company borrowed a loan of US$10,000 (RMB64,936) from STT GDC. The interest expenses on the loan amounted to US$397(RMB2,579).

On January 29, 2016, the Company received the second tranche of US$50,000 (RMB327,580) from STT GDC for subscription of Convertible Bonds due 2019, of which US$10,000 (RMB65,474) was used to settle the outstanding short-term loan of US$10,000 (RMB65,474).

During the years ended December 31, 2016 and 2017, the related interest expense arising from the Convertible Bonds due 2019 subscribed by STT GDC amounted to RMB32,245 and RMB30,078, respectively.

In November 2017, the Convertible Bonds due 2019 and the Accrued Interest thereon due to STT GDC were fully converted into 32,540,515 newly issued Class A ordinary shares at the conversion price of $1.675262. In addition, upon conversion, the accrued but unpaid Cash Interest due to STT GDC of RMB4,991 was relinquished.